Commitments And Contingencies (Long-Term Operating Commitments) (Details) $ in Millions	Aug. 31, 2020 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	$ 1,158
Property, Plant and Equipment	217
Within one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	501
Property, Plant and Equipment	184
1-3 Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	311
Property, Plant and Equipment	30
3-5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	232
Property, Plant and Equipment	3
Over 5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	114
Property, Plant and Equipment	$ 0